Related Parties Payable	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES PAYABLE
29.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Co-chairman of the Board of Directors and interim Chief Financial Officer
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen
Sun, Lei	Chief Executive Officer

(2)	Significant balances between the Group and the above related parties:

		As at December 31,
Name	Nature	2020	2019
Yan, Keyan	Borrowing of funds	826,422	560,165
Sun, Lei	Borrowing of funds	306,389	-
		1,132,811	560,165

Related parties payables were unsecured, non-interest bearing and repayment on demand.

During 2020, Mr. Yan and Ms. Chen provided personal guarantees for the loans as set forth in Note 30.

*	The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.